Schedule of Investments PIMCO Flexible Municipal Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.7% ¤
CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 2.3%
Barclays PLC 8.000% due 06/15/2024 •(g)(i)	$800	$852
BNP Paribas S.A. 7.000% due 08/16/2028 •(g)	1,300	1,501
Credit Agricole S.A. 7.875% due 01/23/2024 •(g)(i)	800	887
Credit Suisse Group AG 7.250% due 09/12/2025 •(g)(i)	800	868
ING Groep NV 5.750% due 11/16/2026 •(g)(i)	900	936
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	12,000	3,550
UBS Group AG 7.000% due 02/19/2025 •(g)(i)	930	1,038
		9,632
INDUSTRIALS 1.0%
Hackensack Meridian Health, Inc. 2.875% due 09/01/2050	4,000	3,930
Total Corporate Bonds & Notes (Cost $13,564)		13,562
MUNICIPAL BONDS & NOTES 108.4%
ALABAMA 1.8%
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	1,000
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (f)	1,000	980
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2046 (f)	1,000	989
0.000% due 10/01/2050 (f)	4,000	3,947
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	522
		7,438
ARIZONA 1.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,030	1,039
Arizona Industrial Development Authority Revenue Notes, Series 2020
4.000% due 07/01/2022	345	331
6.250% due 07/01/2024	1,700	1,712
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	4,053
		7,135
ARKANSAS 0.6%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	2,445	2,475
CALIFORNIA 9.9%
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,000	3,330
5.000% due 08/01/2049	1,000	1,114
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 08/01/2050	750	843
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	926
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,720	1,828
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	2,000	2,325
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	1,080
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	1,500	1,484

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039	1,000	290
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,500	2,799
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	2,057
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	4,605	4,901
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,909
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	1,000	1,261
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,778
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	3,000	3,190
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	1,000	1,119
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005 0.000% due 06/01/2045 (d)	5,000	943
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	171
5.000% due 06/01/2031	500	656
5.000% due 06/01/2032	1,000	1,304
5.000% due 06/01/2048	1,000	1,178
		40,486
COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,094
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016 5.750% due 12/01/2036	1,000	1,043
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	1,044
		3,181
CONNECTICUT 2.8%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,350	1,561
5.000% due 05/01/2035	1,500	1,926
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2039	1,000	1,249
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	5,065	5,631
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,062
		11,429
FLORIDA 2.6%
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	3,000	1,173
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,241
Florida Development Finance Corp. Revenue Bonds, Series 2019 6.500% due 01/01/2049	2,500	2,167
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,161
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,131
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (d)	1,850	1,203
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	457
0.000% due 09/01/2045 (d)	1,850	740
4.000% due 07/01/2039	1,200	1,368
		10,641
GEORGIA 3.6%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	4,000	4,522
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	400	334
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	1,068
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,500	1,666
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	1,006
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	940	1,001

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.934% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,000	1,001
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,750	2,034
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 4.000% due 01/01/2049	2,000	2,238
		14,870
ILLINOIS 15.9%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC Insured), Series 1998 0.000% due 12/01/2028 (d)	1,245	973
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	2,000	2,136
Chicago Board of Education, Illinois General Obligation Notes, Series 2019 0.000% due 12/01/2026 (d)	1,000	830
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,140
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2013 5.000% due 01/01/2021	2,000	2,020
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2026	1,280	1,336
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2034 (a)	1,200	1,322
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	1,083
4.000% due 12/01/2050	1,000	1,084
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 1999 0.000% due 01/01/2027 (d)	1,000	843
Chicago, Illinois General Obligation Bonds, Series 2002 5.000% due 01/01/2024	1,915	2,013
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	1,000	1,010
Chicago, Illinois General Obligation Bonds, Series 2011 7.781% due 01/01/2035	3,475	4,234
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2027	1,700	1,773
5.000% due 01/01/2036	1,000	1,020
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,188
Chicago, Illinois General Obligation Bonds, Series 2019
5.000% due 01/01/2039	1,000	1,030
5.500% due 01/01/2049	500	537
Chicago, Illinois General Obligation Bonds, Series 2020 5.000% due 01/01/2031	1,000	1,069
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	53
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	2,000	2,283
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045	250	213
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049	2,100	2,190
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2040	1,750	2,030
4.750% due 10/15/2040	800	814
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,105	1,253
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	1,001
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	3,000	3,124
5.000% due 11/01/2027	3,530	3,832
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,590
Illinois State General Obligation Notes, Series 2020
5.375% due 05/01/2023	1,250	1,329
5.500% due 05/01/2030	1,000	1,145
Illinois State Revenue Bonds, Series 2011 5.000% due 06/15/2029	1,000	1,020
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,467
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	3,000	3,169
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (FGIC Insured), Series 2002 0.000% due 06/15/2034 (d)	1,000	629
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 06/15/2035 (d)	2,000	1,208
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	2,000	2,696
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	2,000	2,106

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	2,000	2,440
		65,233
INDIANA 1.9%
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	998
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	6,000	5,668
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 5.000% due 11/15/2046	1,000	1,186
		7,852
KENTUCKY 2.4%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	602
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,209
4.000% due 01/01/2049	2,500	2,803
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,145
4.000% due 11/01/2036	1,000	1,138
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	2,000	2,152
		10,049
LOUISIANA 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010 6.500% due 11/01/2035	1,000	1,003
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (f)	305	297
Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	300	357
6.350% due 10/01/2040	2,200	2,619
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,738
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,768
		9,782
MAINE 0.3%
Finance Authority of Maine Revenue Bonds, Series 2019 5.250% due 06/15/2034 ^(b)	500	275
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,042
		1,317
MARYLAND 0.3%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,277
MASSACHUSETTS 0.5%
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,500	1,876
MICHIGAN 1.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	500	636
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	12,000	1,364
0.000% due 06/01/2058 (d)	50,000	2,476
		4,476
MINNESOTA 0.3%
St Paul Park, Minnesota Revenue Bonds, Series 2018 5.000% due 05/01/2053	1,000	1,068
MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2049	1,000	1,118
NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	1,039

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,454
		2,493
NEW JERSEY 3.8%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,085	1,227
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	500	518
New Jersey Economic Development Authority Revenue Notes, Series 2017 5.000% due 06/15/2027	1,450	1,717
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	4,750	5,615
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,339
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	3,470	3,924
5.250% due 06/01/2046	1,000	1,181
		15,521
NEW YORK 14.0%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.654% (0.67*US0001M + 0.550%) due 11/01/2041 ~	1,000	946
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	2,000	1,939
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,250	1,214
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	1,500	1,516
5.000% due 02/01/2023	1,030	1,063
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,125
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	3,500	3,662
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2037	1,000	1,159
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028 (a)	1,350	1,696
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (d)	16,000	884
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	4,105
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	2,600	3,001
4.000% due 11/15/2060	1,500	1,724
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,500	1,777
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,405
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	1,000	1,009
New York State Thruway Authority Revenue Bonds, Series 2020 3.000% due 01/01/2048	1,000	1,039
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2042	1,000	1,217
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 08/01/2031	3,500	3,498
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	1,580	1,712
5.000% due 01/01/2036	500	531
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	1,500	1,509
5.250% due 08/01/2031	3,000	3,101
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,152
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	1,500	1,536
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,325	1,519
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 4.000% due 11/01/2059	2,000	2,185
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2008 0.000% due 06/01/2048 (d)	16,730	1,631
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,000	1,217
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,298
TSASC Inc, New York Revenue Notes, Series 2017 5.000% due 06/01/2022	1,790	1,907

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	970
		57,247
NORTH CAROLINA 3.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2020 4.000% due 11/01/2052 (h)	10,800	12,108
North Carolina Turnpike Authority Revenue Bonds, Series 2019
0.000% due 01/01/2040 (d)	1,000	592
0.000% due 01/01/2042 (d)	1,500	821
4.000% due 01/01/2055	1,000	1,096
		14,617
OHIO 7.1%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,500	2,555
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	25,000	3,524
3.000% due 06/01/2048	2,500	2,431
4.000% due 06/01/2048	2,500	2,735
5.000% due 06/01/2055	5,215	5,552
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	988
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049	2,185	1,113
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	1,037
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	1,036
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,023
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,000	2,060
Ohio State Revenue Bonds, Series 2020
5.000% due 11/15/2032	1,040	1,272
5.000% due 11/15/2034	1,720	2,082
Southern Ohio Port Authority Revenue Notes, Series 2020 6.250% due 12/01/2025 (a)	1,500	1,491
		28,899
OKLAHOMA 0.7%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,000	1,045
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	2,000	1,999
		3,044
OREGON 2.7%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	799
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2045 (h)	5,000	5,756
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	400	260
Oregon State Business Development Commission Revenue Bonds, Series 2020 0.000% due 04/01/2037 (f)	1,750	1,519
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020 0.000% due 06/15/2033 (f)	2,200	2,839
		11,173
PENNSYLVANIA 5.2%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	2,000	1,935
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2020 5.000% due 02/01/2040	1,000	1,112
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	2,000	2,208
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050 (h)	10,000	11,302
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	2,171
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2015 5.000% due 12/31/2022	1,000	1,091
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	1,000	1,112
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	500	518

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

		21,449
PUERTO RICO 7.9%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,500	1,074
Commonwealth of Puerto Rico General Obligation Bonds, Series 2003 5.000% due 07/01/2033 ^(b)	1,425	1,017
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	1,000	633
5.500% due 07/01/2039 ^(b)	1,000	665
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	1,500	956
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^(b)	5,724	3,950
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	1,000	1,017
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008 6.150% due 07/01/2038 ^(b)	1,000	155
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	1,500	1,500
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2032 ^(b)	1,345	958
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008 5.500% due 07/01/2038	2,500	1,787
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2021 ^(b)	235	167
5.250% due 07/01/2022 ^(b)	600	428
5.250% due 07/01/2023 ^(b)	3,540	2,518
5.250% due 07/01/2027 ^(b)	500	356
5.250% due 07/01/2030 ^(b)	300	214
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	335	239
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (d)	24,839	5,107
4.750% due 07/01/2053	1,000	1,043
5.000% due 07/01/2058	1,600	1,695
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	750	766
4.550% due 07/01/2040	1,450	1,503
4.784% due 07/01/2058	4,490	4,694
		32,442
RHODE ISLAND 0.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	258
SOUTH CAROLINA 2.6%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (h)	5,000	5,691
5.000% due 12/01/2046	2,000	2,488
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	1,374
South Carolina State Housing Finance & Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2014 3.800% due 07/01/2034	1,000	1,038
		10,591
TENNESSEE 1.2%
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	1,000	928
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,077
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	2,500	2,852
		4,857
TEXAS 5.1%
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	1,016
9.000% due 03/01/2039	2,600	2,916
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,116
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2026	1,000	1,129
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	3,461
Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/15/2027	2,500	2,600
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	268
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	260

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	1,500	1,563
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.618% due 12/15/2026 ~	3,000	2,895
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	3,000	3,744
		20,968
VIRGINIA 1.1%
Amelia County, Virginia Industrial Development Authority Revenue Bonds, Series 2002 3.000% due 04/01/2027	1,000	1,012
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	3,000	3,367
		4,379
WASHINGTON 1.4%
Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	3,000	3,314
5.000% due 08/01/2049	2,000	2,325
		5,639
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	13,500	739
WISCONSIN 1.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	1,000	925
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,000	1,626
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,502
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	1,004
5.250% due 03/01/2055	1,500	1,584
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,500	1,292
		7,933
Total Municipal Bonds & Notes (Cost $423,387)		443,952
	SHARES
MUTUAL FUNDS 2.1%
BlackRock MuniHoldings California Quality Fund, Inc.	44,466	622
BlackRock MuniHoldings Quality Fund, Inc.	20,390	263
BlackRock MuniYield California Fund, Inc.	21,277	295
BlackRock MuniYield California Quality Fund, Inc.	29,451	423
BlackRock New York Municipal Income Trust	40,759	553
Nuveen California Quality Municipal Income Fund	154,979	2,256
Nuveen Municipal Credit Income Fund	150,880	2,216
Nuveen Quality Municipal Income Fund	126,312	1,834
Total Mutual Funds (Cost $8,009)		8,462
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Bank of America Corp. 5.875% due 03/15/2028 •(g)	1,040,000	1,124
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(g)	800,000	799
6.100% due 10/01/2024 •(g)	1,000,000	1,052

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

Total Preferred Securities (Cost $2,997)		2,975
SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS (j) 0.6%		2,395
	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.4%
Federal Home Loan Bank 0.000% due 10/14/2020 - 11/27/2020 (d)(e)	$7,900	7,900
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	2,000	2,037
		9,937
U.S. TREASURY BILLS 4.1%
0.102% due 10/08/2020 - 12/03/2020 (c)(d)	16,800	16,798
U.S. TREASURY CASH MANAGEMENT BILLS 2.1%
0.094% due 01/05/2021 (d)(e)	8,600	8,598
Total Short-Term Instruments (Cost $37,699)		37,728
Total Investments in Securities (Cost $485,656)		506,679
Total Investments 123.7% (Cost $485,656)		$506,679
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.2)%		(50,000)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (6.0)%		(24,568)
Financial Derivative Instruments (k)(l) 0.0%(Cost or Premiums, net $0)		202
Other Assets and Liabilities, net (5.5)%		(22,628)
Net Assets Applicable to Common Shareholders 100.0%		$409,685

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Security becomes interest bearing at a future date.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$2,395	U.S. Treasury Notes 1.750% due 07/31/2021	$(2,443)	$2,395	$2,395
Total Repurchase Agreements	$(2,443)	$2,395	$2,395
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2020	207	$(28,883)	$(18)	$52	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	18	(3,993)	29	36	0
Total Futures Contracts	$11	$88	$0
Cash of $551 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	New Jersey Economic Development Authority «	N/A	0.799% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$3,000	$0	$114	$114	$0
Total Swap Agreements	$0	$114	$114	$0

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,632	$0	$9,632
Industrials	0	3,930	0	3,930
Municipal Bonds & Notes
Alabama	0	7,438	0	7,438
Arizona	0	7,135	0	7,135
Arkansas	0	2,475	0	2,475
California	0	40,486	0	40,486
Colorado	0	3,181	0	3,181
Connecticut	0	11,429	0	11,429
Florida	0	10,641	0	10,641
Georgia	0	14,870	0	14,870
Illinois	0	65,233	0	65,233
Indiana	0	7,852	0	7,852
Kentucky	0	10,049	0	10,049
Louisiana	0	9,782	0	9,782
Maine	0	1,317	0	1,317
Maryland	0	1,277	0	1,277
Massachusetts	0	1,876	0	1,876
Michigan	0	4,476	0	4,476
Minnesota	0	1,068	0	1,068
Missouri	0	1,118	0	1,118
New Hampshire	0	2,493	0	2,493
New Jersey	0	15,521	0	15,521
New York	0	57,247	0	57,247
North Carolina	0	14,617	0	14,617
Ohio	0	28,899	0	28,899
Oklahoma	0	3,044	0	3,044
Oregon	0	11,173	0	11,173
Pennsylvania	0	21,449	0	21,449
Puerto Rico	0	32,442	0	32,442
Rhode Island	0	258	0	258
South Carolina	0	10,591	0	10,591
Tennessee	0	4,857	0	4,857
Texas	0	20,968	0	20,968
Virginia	0	4,379	0	4,379
Washington	0	5,639	0	5,639
West Virginia	0	739	0	739
Wisconsin	0	7,933	0	7,933
Mutual Funds	8,462	0	0	8,462
Preferred Securities
Banking & Finance	0	2,975	0	2,975
Short-Term Instruments
Repurchase Agreements	0	2,395	0	2,395
Short-Term Notes	0	9,937	0	9,937
U.S. Treasury Bills	0	16,798	0	16,798
U.S. Treasury Cash Management Bills	0	8,598	0	8,598
Total Investments	$8,462	$498,217	$0	$506,679
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	88	0	0	88
Over the counter	0	0	114	114
	$88	$0	$114	$202
Total Financial Derivative Instruments	$88	$0	$114	$202
Totals	$8,550	$498,217	$114	$506,881

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BRC	Barclays Bank PLC	FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
US0001M	1 Month USD Swap Rate	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced